J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.17

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
###	304638634	Appraised Value	($)	($)	Appraised value is ($). Tape value of ($) matches the purchase price.
###	304638634	Investor DTI (DSCR Ratio)	1.0000000000000000	1.3026154474867184	Non material variance
###	304672389	Investor DTI (DSCR Ratio)	1.177000000000000	1.310973652105049	Unable to reconcile difference based. Review value within guidelines.
###	304663383	Original Interest Rate	8.3750%	7.6250%	Review value captured as stated in the note. Source of tape is unknown.
###	304663383	Original P&I Payment	($)	($)	Review value captured as stated in the note. Source of tape is unknown.
###	304663383	Investor DTI (DSCR Ratio)	1.1580000000000000	1.2285012285012284	Review value matches to the approval. Source of tape is unknown.
###	304641802	Appraised Value	($)	($)	Review value is the appraisal value. Tape is the prior sales price.
###	304641803	Appraised Value	($)	($)	Tape value is the original purchase price. Review value is the appraisal value.
###	304641803	Investor DTI (DSCR Ratio)	1.8000000000000000	1.6612869791820901	Variance is non-material. 1.88% is approved DSCR in file. Higher PITIA used at audit.
###	304641810	Appraised Value	($)	($)	Tape value is the sales price of the recently acquired property. Review value is the appraisal value.
###	304641810	Investor DTI (DSCR Ratio)	1.8000000000000000	1.7293794258460304	Variance is non-material.
###	304678327	Prepayment Penalty Clause?	No	Yes	Per the Note, the loan has a prepayment penalty clause.
###	304678327	Investor DTI (DSCR Ratio)	1.5770000000000000	1.6054070108124163	Non material variance
###	304680914	Investor DTI (DSCR Ratio)	1.247000000000000	1.262368202748356	Variance is non-material.
###	304679562	Sales Price	($)	($)	Review value is the amended purchase price. Tape is the original purchase price.
###	304679562	Investor DTI (DSCR Ratio)	1.1000000000000000	1.0466418496254766	Approved DSCR 1.05%, variance is non-material. Source of tape is unknown.
###	304679601	Appraised Value	($)	($)	Review value is the appraisal value. Tape is the sales price.
###	304679601	Investor DTI (DSCR Ratio)	1.600000000000000	1.064978928631198	Lower rent value per 1007 used at time of review.
###	304678690	Property Type	PUD - Detached	Condo	Subject is a condo per appraisal. Source of tape is unknown.
###	304678690	Investor DTI (DSCR Ratio)	1.00000000000000	1.04475936229136	Approved DSCR 1.04, no variance. Source of tape is unknown.
###	304693599	Property Type	Single Family - Detached	PUD - Detached	Review value captured per the appraisal. Source of tape is unknown.
###	304693599	Original Loan to Value	54.69%	70.00%	Review value is based on the lowest list price. Tape is calculated using the appraisal value.

Per guidelines, The lowest list price since the property has been listed on the MLS must be utilized in the valuation/cost basis analysis and no valuation or cost basis utilized for determining the leverage/loan amount can exceed this amount.  In the event that the property was listed for sale for > 180 days then Credit Policy must approve the loan and may reduce the applicable leverage.

###	304693599	Original Combined Loan to Value	54.69%	70.00%	Review value is based on the lowest list price. Tape is calculated using the appraisal value.

Per guidelines, The lowest list price since the property has been listed on the MLS must be utilized in the valuation/cost basis analysis and no valuation or cost basis utilized for determining the leverage/loan amount can exceed this amount.  In the event that the property was listed for sale for > 180 days then Credit Policy must approve the loan and may reduce the applicable leverage.

###	304682183	Investor DTI (DSCR Ratio)	1.6000000000000000	1.5807528731317708	Variance is non-material.
###	304691376	Investor DTI (DSCR Ratio)	1.2000000000000000	1.2899183665947995	Variance is non-material.
###	304684581	Investor DTI (DSCR Ratio)	1.320000000000000	1.341208028424198	Approved DSCR 1.34, no variance. Source of tape is unknown.
###	304687357	Original Note Balance	($)	($)	Review value as per Note and loan approval. Source of tape is unknown.
###	304687357	Original P&I Payment	($)	($)	Review value as per Note and loan approval. Source of tape is unknown.
###	304687357	Appraised Value	($)	($)	Review value captured as per the appraisal. Source of tape is unknown.
###	304687357	Investor DTI (DSCR Ratio)	1.2000000000000000	1.1825867578108695	Approved DSCR 1.18%, no variance. Source of tape is unknown.
###	304684588	Investor DTI (DSCR Ratio)	1.2500000000000000	1.3097750229872132	Approved DSCR 1.34%, variance is non-material. Source of tape is unknown.
###	304702506	Investor DTI (DSCR Ratio)	1.1100000000000000	1.2330287295693991	Variance is non-material.
###	304687383	Investor DTI (DSCR Ratio)	1.4900000000000000	1.4545595593654241	Approved DSCR 1.45%, no variance. Source of tape is unknown.